Accounts and Bills Receivable, net (Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Accounts receivable	¥ 17,052	$ 2,456	¥ 7,861
Less: Allowance for doubtful accounts	(3,213)	(463)	(747)
Accounts receivable, net of allowance for doubtful accounts	13,839	1,993	7,114
Bills receivable	15,614	2,249	2,932
Accounts and bills receivable, net	¥ 29,453	$ 4,242	¥ 10,046